CONVERTIBLE DEBT (Details) $ / shares in Units, ₽ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2014 USD ($) item $ / shares	Jan. 31, 2014 RUB (₽) item	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 USD ($)	Jan. 31, 2014 RUB (₽)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 RUB (₽)
CONVERTIBLE DEBT
Initial conversion price (in dollars per share) | $ / shares	$ 51.45
Repurchases of convertible debt					₽ 668	₽ 5,397
Carrying value of the Notes
Interest expense			$ 13,600,000	₽ 945	897	1,208
1.125% convertible senior notes
CONVERTIBLE DEBT
Aggregate principal amount of debt issued and sold	$ 90,000,000										$ 600,000,000	₽ 19,719
Interest rate (as a percent)							1.125%	1.125%			1.125%	1.125%
Additional aggregate principal amount of debt that can be purchased under right granted to initial purchasers											$ 90,000,000	₽ 2,981
Initial conversion rate, Class A shares received	19.44	19.44
Number of days within 30 consecutive trading days in which the closing price of the entity's common stock must exceed the conversion price as a condition for conversion of Notes | item	20	20
Number of consecutive trading days during which the closing price of the entity's common stock must exceed the conversion price for at least 20 days as a condition for conversion of Notes | item	30	30
Percentage of the closing sales price of the entity's common stock that the conversion price must exceed as a condition for conversion of Notes	130.00%	130.00%
Number of consecutive business days immediately after any ten consecutive trading day period during the note measurement period	5 days	5 days
Number of consecutive trading days before five consecutive business days during the note measurement period	10 days	10 days
Principal amount used for debt instrument conversion ratio | $	$ 1,000
Percentage of the trading price to the product of the last reported sale price of the entity's common stock and the conversion rate (as a percent)	98.00%	98.00%
Repayments of notes			$ 321,300,000	21,281
Net proceeds from the sale of Notes	$ 683,100,000	₽ 22,479
Debt issuance costs	4,100,000	228
Debt issuance costs allocated to additional paid-in capital	700,000	₽ 38
Debt issuance costs deferred to be amortized to interest expense over the term of Notes	3,400,000									₽ 190
Carrying value of the liability component of debt	$ 576,700,000									18,972
Discount rate for computing present value of the liability component (as a percent)	4.84%	4.84%
Value of equity component of debt	$ 113,300,000									₽ 3,728
Principal amount repurchased and retired | $							$ 12,000,000		$ 87,400,000
Repurchases of convertible debt					668	5,397
(Losses)/Gains on extinguishment of debt					₽ (6)	₽ 53
Carrying value of the Notes
1.125% Convertible Senior Notes due December 2018								₽ 18,507
Unamortized debt discount								(644)
Unamortized debt issuance cost				₽ 0				(29)
Total convertible debt								₽ 17,834
Effective interest rate on the liability component (as a percent)				4.80%			5.10%	5.10%	5.10%